Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) Segment	Feb. 28, 2022 USD ($) Segment	Feb. 28, 2021 CNY (¥) Segment	Feb. 29, 2020 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 272,702,000		¥ 389,213,000	¥ 442,355,000	$ 43,228	$ 61,698	¥ 471,235,000
Foreign currency translation exchange rate	6.3084				6.3084
Cash and cash equivalents	¥ 262,429,000		378,358,000	404,652,000	$ 41,600
Fair value change of investments	1,106,000	$ 175	(2,148,000)	(11,134,000)
Impairment of investments	35,584,000	5,641	0	0
Impairment loss on intangible asset	2,255,000	357	0	30,804,000
Impairment loss of property and equipment recognized	¥ 7,871,000	$ 1,248	¥ 0	764,000
Number of reporting units | Segment	1	1	1
Loss from goodwill impairment	¥ 42,307,000	$ 6,707	¥ 0	114,612,000
Refund liability	664,000		16,208,000		105
Contract assets	0		0
Contract liabilities	6,492,000		75,242,000	71,946,000	$ 1,029	$ 11,927
Advertising expenses	¥ 15,579,000	$ 2,470	25,486,000	25,943,000
Operating lease, option to extend	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment				800,000
Income recognized from government subsidies	¥ 2,298,000	$ 364	11,898,000	9,572,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	12 months				12 months
Online Course
Significant Accounting Policies [Line Items]
Revenue, Gross	¥ 30,435,000	$ 4,825	90,421,000	¥ 19,011,000
Accounts Receivable and Contract Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	5,599,000	888	5,267,000
Other Receivables, Deposits and Other Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	5,599,000	888	5,267,000
Amount Due from Related Parties and Other Non-current Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 5,599,000	$ 888	¥ 5,267,000
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	20.90%		39.30%		20.90%	39.30%
Percentage of liabilities accounted of audited consolidated liabilities	92.60%		93.70%		92.60%	93.70%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 86,019,000		¥ 192,008,000		$ 13,636